PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost		$ 122,811	$ 125,745
Less - accumulated depreciation	[1]	(87,159)	(88,092)
Total property and equipment, net		35,652	37,653	$ 45,900
Operating equipment, amount subject to lease transactions		25,500	29,400
Accumulated depreciation and amortization subject to lease transactions		13,500	17,000
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	43,751	47,647
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		51,788	50,851
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,728	1,819
Building [Member]
Property, Plant and Equipment [Line Items]
Cost		5,818	6,415
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Cost		9,976	9,498
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 9,750	$ 9,515

[1]	As of December 31, 2021, and 2020, an amount of US$ 13.5 million and US$ 17.0 million is subject to operating lease transactions, respectively.
[2]	As of December 31, 2021, and 2020, an amount of US$ 25.5 million and US$ 29.4 million is subject to operating lease transactions, respectively.